Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (211,642)	$ (3,123)	$ 6,906
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	22,675	14,579	14,233
Provision for bad debts and product returns	2,937	1,721	946
Provision for inventory write-downs	8,493	15,122	5,066
Revenue recognized due to change in deferred revenue	(4,906)	(4,958)	(4,744)
Deferred income tax provision (benefit)	17,066	(4,692)	13,573
Stock-based compensation	4,367	4,745	6,660
Asset impairment and abandonments	97,341	5,070	4,034
Cardiothoracic closure business divestiture contingency consideration		(3,000)	(34,090)
Goodwill impairment	140,003	0	0
Gain on acquisition contingency	(76,033)	0	0
Paid in kind interest expense	4,408
Other	1,673	1,330	2,392
Change in assets and liabilities:
Accounts receivable	(9,013)	(10,829)	5,116
Inventories	(14,219)	(11,957)	1,610
Accounts payable	(974)	8,035	(12,936)
Accrued expenses	4,489	(827)	5,667
Deferred revenue	2,000	2,000	2,000
Other operating assets and liabilities	1,879	4,036	(10,645)
Net cash (used in) provided by operating activities	(9,456)	17,252	5,788
Cash flows from investing activities:
Purchases of property, plant and equipment	(14,426)	(11,042)	(12,301)
Patent and acquired intangible asset costs	(2,007)	(3,695)	(2,266)
Proceeds from sale of building			1,818
Cardiothoracic closure business divestiture		3,000	51,000
Net cash (used in) provided by investing activities	(116,125)	(32,737)	38,251
Cash flows from financing activities:
Proceeds from exercise of common stock options	395	2,356	5,060
Proceeds from long-term obligations	121,500	74,425	6,000
Payments of debt issuance costs	(826)
Payments on long-term obligations	(500)	(71,171)	(43,000)
Payments for treasury stock	(273)	(478)	(3,474)
Other financing activities		(1,039)	(317)
Net cash provided by (used in) financing activities	120,296	4,093	(35,731)
Effect of exchange rate changes on cash and cash equivalents	(56)	(40)	224
Net (decrease) increase in cash and cash equivalents	(5,341)	(11,432)	8,532
Cash and cash equivalents, beginning of period	10,949	22,381	13,849
Cash and cash equivalents, end of period	5,608	10,949	22,381
Supplemental cash flow disclosure:
Cash paid for interest	7,121	3,047	3,023
Cash paid for income taxes, net of refunds	(1,994)	(6,403)	12,142
Non-cash acquisition of property, plant and equipment	1,468	1,217	593
Receivable for executive stock option exercise			1,234
Stock-based compensation related to sale of CT business			102
Increase in accrual for dividend payable		2,120	$ 3,723
Zyga Technology Inc [Member]
Cash flows from investing activities:
Payments to acquire businesses	(3,000)	$ (21,000)
Paradigm Spine [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for inventory write-downs	513
Gain on acquisition contingency	(72,177)
Cash flows from investing activities:
Payments to acquire businesses	$ (99,692)